Earnings per Share (Schedule of Number of Ordinary Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,360	53,885	53,879